Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party balances and transactions [abstract]
Related parties of the Group that had transactions with the Group
Names of related parties	Nature of relationship
Huaneng Group	Ultimate parent company
HIPDC	Parent company
Sichuan Hydropower	An associate of the Company and also a subsidiary of Huaneng Group*
Hanfeng Power	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Shanghai Leading Energy Shipping Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Supply Chain Platform Technology Co., Ltd. and its subsidiaries	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Jilin Zhanyu Wind Power Asset Management Co., Ltd.	An associate of the Company
Chongqing Huaneng Lime Company Limited	An associate of the Company
Shanxi Transition and Comprehensive Reform District.Electricity Distribution Co., Ltd.	An associate of the Company
Gucheng Yingdong Electricity Sales Co., Ltd.	An associate of the Company
Hainan Nuclear	An associate of the Company
Yangquan Coal Industry Group Huaneng Coal Power Investment Co., Ltd.	An associate of the Company
Shanghai Time Shipping	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Suzhou Sugao Renewables Service Co. Ltd.	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Luyi Power	A joint venture of the Company
Hong Kong Energy and its subsidiaries (Note i)	Joint ventures of the Company
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Group Hong Kong Limited Company	A subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd.	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd.	A subsidiary of Huaneng Group

Names of related parties	Nature of relationship
Huaneng Lancangjiang Hydropower Co., Inc.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Carbon Assets Management Company Limited	A subsidiary of Huaneng Group
Huaneng Qinghai Power Generation Co., Ltd. and its subsidiaries	A subsidiary of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd.	A subsidiary of Huaneng Group
Xi’an Thermal and its subsidiaries	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. (Great Wall Securities)	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co.,Ltd.	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd.	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with significant influence
Other government-related enterprises**	Related parties of the Company

Cash deposits in related parties
	As at 31 December
	2019	2018
Deposits in Huaneng Finance - Savings deposit	9,529,586	10,914,633

Balances of accounts receivable, other receivables and assets and other non-current assets due from related parties
	As at 31 December
	2019	2018
Due from Huaneng Group	464,087	1,010,023
Due from HIPDC	-	2,850
Due from joint ventures	106,251	122,775
Due from subsidiaries of
Huaneng Group	125,288	125,777
Due from Huangtai #8
Power Plant	792,136	839,067

Total	1,487,762	2,100,492

Balances of accounts payable and other liabilities and other non-current liabilities due to related parties
	As at 31 December
	2019	2018
Due to Huaneng Group	285,725	284,244
Due to HIPDC	13,430	13,628
Due to joint ventures	120,153	97,431
Due to associates	-	8,962
Due to subsidiaries of Huaneng Group	5,762,265	4,528,500

Total	6,181,573	4,932,765

Related party transactions, procurement of goods and receiving services
	For the year ended 31 December
	2019	2018	2017

Huaneng Group
Other purchases	570	506	446

HIPDC
Technical services and engineering contracting services	-	7	-

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	32,623,831	23,873,672	19,945,752
Technical services and engineering contracting services	1,776,442	1,121,516	1,024,369
Purchase of equipment	52,802	176,506	294,372
Purchase of heat	61,080	69,527	52,791
Other purchases	46,627	260	716

Joint ventures of the Group
Purchase of coal and transportation services	835,462	1,798,673	2,054,209
Entrusting other parties for power generation	-	10,127	28,953

Associates of the Group
Other purchases	529	36,826	27,732
Technical services and engineering contracting services	-	3,812	-
Purchase of equipment	38,387	-	-
Purchase of coal and transportation services	181,479	-	-

Related party transactions, sales of goods and providing services
	For the year ended 31 December
	2019	2018	2017

Huaneng Group
Service provided	31,756	15,472	907

HIPDC
Service provided	124	1,067	520
Other sales	-	2,534	-

Subsidiaries of Huaneng Group
Sales of power generation quota	-	3,065	-
Sales of goods	-	637,059	1,114,347
Other sales	2,922	11,399	15,247
Service provided	68,052	45,677	25,229
Provision of entrusted power generation	-	-	58,639

Joint ventures of the Group
Service provided	52,602	392,744	319,844
Other sales	25,102	45,997	407,697

Huangtai #8 Power Plant
Service provided	-	2,830	2,802

Related party transactions, other related party transactions
	For the year ended 31 December
	2019	2018	2017

(1) Rental charge paid
HIPDC	104,929	107,712	106,885
Subsidiaries of Huaneng Group	61,076	123,472	141,542
A joint venture of the Group	-	589	2,128

(2) Rental income received
A joint venture of the Group	7,448	7,448	7,448
Subsidiaries of Huaneng Group	2,400	3,609	2,509

(3) Loans (repaid to)/received from
Subsidiaries of Huaneng Group	(11,369)	(113,430)	-
A joint venture of the Group	150,000	-	-

(4) Interest expense on loans
Huaneng Group	30,224	32,037	33,481
HIPDC	-	-	10
A joint venture of the Group	4,374	-	-
Subsidiaries of Huaneng Group	515,532	524,716	589,012

(5) Interest income on loans
A joint venture of the Group	3,747	3,540	3,329
An associate of the Group	-	6,639	917
Subsidiaries of Huaneng Group	-	-	4,344

(6) Capital injection from a subsidiary of Huaneng Group
A subsidiary of Huaneng Group	227,569	379,906	274,752

(7) Capital injection to
Subsidiaries of Huaneng Group	94,770	320,680	-
Associates of the Group	43,427	142,579	52,200
Joint ventures of the Group	175,000	-	249,716
	For the year ended 31 December
	2019	2018	2017

(8) Pre-construction cost paid by
A subsidiary of Huaneng Group	-	90	23,529
A joint venture of the Group	-	-	179

(9) Finance lease payments received from
A subsidiary of Huaneng Group	-	57,676	-

(10) Interest expense of finance lease
Subsidiaries of Huaneng Group	32,127	30,720	22,621

(11) Entrusted management fee
Huaneng Group	12,340	15,000	13,453

(12) Trusteeship management income
Huaneng Group	4,821	5,110	1,518

(13) Net proceeds received from an investee with significant influence
Huangtai #8 Power Plant	41,328	60,246	72,920

(14) Interest income from a finance lease
Huangtai #8 Power Plant	21,253	22,497	11,626

(15) Collateral received under a loan agreement
An associate of the Group	-	96,902	-

(16) Profit compensation received
Huaneng Group	550,832	615,013	-

(17) Finance lease to investee with significant influence
Huangtai #8 Power Plant	-	-	86,946

Guarantees
	As at 31 December
	2019	2018

(i) Long-term loans guaranteed by
- Huaneng Group	2,335,611	3,028,109
- HIPDC	2,014,800	2,057,200
(ii) Short-term loans guaranteed by
- Huaneng Group	687,470	-

Pre-tax benefits and social insurance of key management personnel
	For the year ended 31 December
	2019	2018	2017

Salaries	6,881	6,754	7,676
Pension	1,262	1,292	1,511

Total	8,143	8,046	9,187

Related party capital commitments
	As at 31 December
	2019	2018
Subsidiaries of Huaneng Group	714,129	315,609

Related party investment commitment
As at 31 December 2019
A joint venture	31,116

Related party fuel purchase and transportation commitments
	As at 31 December
	2019	2018
Subsidiaries of Huaneng Group	2,174,241	1,382,058
A joint venture of the Group	143,614	358,441

Total	2,317,855	1,740,499

Related party operating lease commitments
As at 31 December 2018
Subsidiaries of Huaneng Group	126,492
HIPDC	55,973

Total	182,465